UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

December 31, 2006 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value

U.S. AGENCIES SECURITIES — 31.5%
Federal Farm Credit Bank
— 4.875% 2008	$25,000,000	$24,911,000
— 5% 2008	43,000,000	42,965,600
— 5.15% 2008	25,000,000	25,029,250
— 5.25% 2008	12,595,000	12,623,087
— 5.25% 2009	49,630,000	49,898,002
— 5.5% 2008	25,000,000	25,180,000
Federal Agricultural Mortgage Corporation
— 4.25% 2008	23,424,000	23,120,332
— 4.403% 2007 (floating)	26,100,000	26,002,125
— 4.875% 2011†	19,610,000	19,470,533
Federal Home Loan Bank
— 3.5% 2009	15,000,000	14,383,650
— 4.36% 2007 (floating)	25,825,000	25,783,680
— 4.75% 2009	75,000,000	74,642,985
— 5.125% 2008	25,000,000	25,085,000
— 5.25% 2009	135,780,000	136,612,812
Tennessee Valley Authority — 5.375% 2008	56,362,000	56,679,318
TOTAL U.S. AGENCIES SECURITIES		$582,387,374
U.S. GOVERNMENT SECURITIES — 31.2%
U.S. Treasury Inflation-Indexed Notes — 3.375% 2007	$488,889,746	$488,125,856
U.S. Treasury Inflation-Indexed Notes — 2.375% 2011	18,303,660	18,234,306
U.S. Treasury Notes — 4% 2007	20,000,000	19,843,750
U.S. Treasury Notes — 4.25% 2007	51,000,000	50,665,313
TOTAL U.S. GOVERNMENT SECURITIES		$576,869,225
MORTGAGE-BACKED PASS-THROUGH SECURITIES — 11.3%
Federal Home Loan Mortgage Corporation Mortgage Pools
— 3.5% 2008	$4,012,485	$3,910,919
— 3.5% 2008	5,974,098	5,826,613
— 3.5% 2008	4,579,528	4,456,453
— 6% 2016	13,750,799	13,976,106
— 6% 2016	1,975,448	2,007,816
— 6% 2016	5,975,297	6,064,927
— 6% 2016	1,546,804	1,570,006
— 6% 2016	1,010,516	1,025,674
— 6% 2016	2,351,890	2,387,168
— 6% 2016	4,379,041	4,446,779
— 6% 2017	6,500,000	6,597,500

— 6.5% 2034	2,719,813	2,770,184
— 6.5% 2036	12,718,866	12,957,345
Federal National Mortgage Association Mortgage Pools
— 5.5% 2014	4,396,059	4,414,514
— 6% 2011	1,680,224	1,690,428
— 6% 2012	8,017,040	8,065,728
— 6% 2016	15,926,290	16,165,184
— 6% 2016	20,128,126	20,430,048
— 6% 2017	6,500,000	6,597,500
— 6.5% 2035	2,410,546	2,454,990
— 6.5% 2035	3,601,452	3,669,465
— 6.5% 2035	5,955,821	6,065,632
— 6.5% 2035	4,922,285	5,015,242
— 6.5% 2035	3,846,682	3,917,605
— 6.5% 2035	9,448,220	9,622,422
— 6.5% 2036	15,643,048	15,960,797
— 6.5% 2036	1,800,606	1,834,223
— 6.5% 2036	8,219,619	8,371,168
— 6.5% 2036	6,516,196	6,637,853
— 6.5% 2036	11,501,701	11,746,112
— 6.5% 2036	5,722,486	5,835,147
— 7.5% 2028	1,307,430	1,355,001
TOTAL MORTGAGE-BACKED PASS-THROUGH SECURITIES		$207,846,549
MORTGAGE-BACKED SECURITIES — 7.6%
Banc of America Alternative Loan Trust 2003-6 CL 1NC2 — 8% 2033	$1,956,885	$2,053,506
Chase Mortgage Finance Trust 2003-S14 CL 2A4 — 7.5% 2034	13,093,859	13,705,866
Countrywide Mortgage Securities 2002-36 CL A20 — 5% 2033	626,681	624,055
Federal Home Loan Mortgage Corporation
1534 CL IA — 3.96% 2023 (floating)	590,340	566,357
1552 CL I — 3.96% 2023 (floating)	924,666	922,932
1669 CL HA — 4.11% 2023 (floating)	2,550,402	2,517,725
1671 CL HA — 4.11% 2024 (floating)	3,347,711	3,255,649
1673 CL HB — 4.11% 2024 (floating)	1,000,000	950,000
2766 CL PT — 5% 2016	1,352,479	1,351,911
3003 CL KH — 5% 2034	17,807,759	17,745,076
2796 CL BA — 5.5% 2029	7,730,781	7,736,502
2805 CL AB — 5.5% 2030	6,926,880	6,934,638
1804 CL C — 6% 2008	1,682,938	1,685,883
1591 CL PV — 6.25% 2023	5,860,649	6,007,283
2438 CL MF — 6.5% 2031	7,993,780	8,010,015
2198 CL PS — 7% 2029	12,283,993	12,619,887
2543 CL AD — 8.5% 2016	106,863	109,438
2519 CL ED — 8.5% 2030	491,929	511,875

2626 CL QM — 9% 2018	2,697,749	2,997,453
Federal National Mortgage Association
2003-102 CL EA — 5.5% 2032	2,154,327	2,151,634
2003-12 CL AC — 6% 2016	272,129	273,237
1999-24 CL BC — 6% 2029	1,890,557	1,906,891
1995-13 CL C — 6.5% 2008	86,621	86,897
2003-59 CL NP — 6.5% 2017	2,658,329	2,728,642
1992-193 CL HD — 7% 2007	1,196,759	1,199,368
319-18 — 8% 2032	1,017,755	1,093,928
2004-W6 CL 3A9 — 8% 2034	11,030,808	11,284,175
Government National Mortgage Association II 1999-47 CL Z — 7.5% 2029	2,476,295	2,595,132
JP Morgan Mortgage Trust 2003-A2 — 4% 2033	2,596,418	2,596,418
Wachovia Asset Securitization, Inc. 2002-1 CL 2A1 — 6.25% 2033	1,786,701	1,788,934
Wells Fargo Mortgage Backed Securities Tr. 2004-1 CL A19 — 5% 2034	2,491,813	2,481,995
Wells Fargo Mortgage Backed Securities Tr. 2005-2 CL 1A2 — 8% 2035	19,453,208	20,225,257
TOTAL MORTGAGE-BACKED SECURITIES		$140,718,559
CORPORATE BONDS & DEBENTURES — 6.0%
Bayerische Landesbank — 4.33% 2009 (floating)†	$21,000,000	$20,728,680
International Wire Group, Inc. — 10% 2011	5,193,000	5,296,860
Metaldyne Corporation — 11% 2012	11,910,000	12,177,975
Qwest Communications International, Inc. — 8.87375% 2009 (floating)	24,045,000	24,405,675
Rabobank Nederland NV — 4.674% 2007(floating)	24,674,000	24,338,582
Royal Bank of Canada — 4.464% 2007 (floating)	24,651,000	24,581,977
TOTAL CORPORATE BONDS & DEBENTURES		$111,529,749
INTERNATIONAL SECURITY — 1.1%
France OATei — 3% 2012	$14,607,993	$20,559,873
DERIVATIVE SECURITIES — 0.4%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2522 CL PI — 5.5% 2018	$481,829	$10,013
2558 CL JW — 5.5% 2022	16,743,774	2,911,847
1694 CL L — 6.5% 2023	50,057	2,362
217 — 6.5% 2032	2,766,532	590,049
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	15,454,234	3,003,917
323 CL 1 — 5.5% 2032	3,806,188	755,871
1994-17 CL JB — 6.5% 2009	274,193	18,979
TOTAL DERIVATIVE SECURITIES		$7,293,038
CONVERTIBLE BOND & DEBENTURE — 0.3%
Standard Motor Products, Inc. — 6.75% 2009	$5,500,000	$5,170,000

PREFERRED STOCK — 0.3%
Pennsylvania Real Estate Investment Trust	93,800	$5,093,340

TOTAL INVESTMENT SECURITIES — 89.7% (Cost $1,648,958,403)		$1,657,467,707
SHORT-TERM INVESTMENTS — 10.3% (Cost $190,768,527)
General Electric Capital Services, Inc. — 5.23% 1/2/07	$41,000,000	$40,994,044
Rabobank USA Financial Corporation — 5.27% 1/3/07	28,792,000	28,783,570
ChevronTexaco Funding Corporation — 5.24% 1/8/07	51,423,000	51,370,606
Toyota Motor Credit Corporation — 5.24% 1/10/07	40,391,000	40,338,088
ChevronTexaco Funding Corporation — 5.24% 1/22/07	29,372,000	29,282,219
TOTAL SHORT-TERM INVESTMENTS		$190,768,527
TOTAL INVESTMENTS — 100.0% (Cost $1,839,726,930)(A)		$1,848,236,234
Other assets and liabilities, net — 0.0%		71,741
TOTAL NET ASSETS — 100.0%		$1,848,307,975

†

Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. The Federal Agricultural Mortgage Corporation 4.875% note due 2011 and the Bayerische Landesbank 4.43% note due 2009 constituted 2.2% of total net assets at December 31, 2006.

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized depreciation consists of:

	Gross unrealized appreciation:	$49,325,112
	Gross unrealized depreciation:	(40,815,808)
	Net unrealized depreciation:	$8,509,304

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and  the Investment Company Act of 1940, the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:	February 27, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	February 27, 2007